UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     July 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $378,944 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106    13893  1100000 SH       SOLE                  1100000        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     6815   500000 SH       SOLE                   500000        0        0
ANADIGICS INC                  COM              032515108    34475  3500000 SH       SOLE                  3500000        0        0
APPLE INC                      COM              037833100    10882    64988 SH       SOLE                    64988        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     7041  2200400 SH       SOLE                  2200400        0        0
AT&T INC                       COM              00206R102     5054   150000 SH       SOLE                   150000        0        0
BLOCKBUSTER INC                CL A             093679108    16190  6476198 SH       SOLE                  6476198        0        0
BLUEPHOENIX SOLUTIONS LTD      SHS              M20157109     6224  1350000 SH       SOLE                  1350000        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306    15656  1900000 SH       SOLE                  1900000        0        0
CUBIC CORP                     COM              229669106     8183   367300 SH       SOLE                   367300        0        0
DEALERTRACK HLDGS INC          COM              242309102     8466   600000 SH       SOLE                   600000        0        0
DEAN FOODS CO NEW              COM              242370104     7429   378650 SH       SOLE                   378650        0        0
DOUBLE HULL TANKERS INC        COM              Y21110104    10845  1081300 SH       SOLE                  1081300        0        0
DSW INC                        CL A             23334L102     4605   390900 SH       SOLE                   390900        0        0
EINSTEIN NOAH REST GROUP INC   COM              28257U104     6642   600000 SH       SOLE                   600000        0        0
ENTROPIC COMMUNICATIONS INC    COM              29384R105     4104   863918 SH       SOLE                   863918        0        0
GANNETT INC                    COM              364730101     5418   250000 SH       SOLE                   250000        0        0
HEALTH NET INC                 COM              42222G108     8421   350000 SH       SOLE                   350000        0        0
ICONIX BRAND GROUP INC         COM              451055107     9664   800000 SH       SOLE                   800000        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     3338   284600 SH       SOLE                   284600        0        0
JETBLUE AIRWAYS CORP           COM              477143101    10994  2947401 SH       SOLE                  2947401        0        0
LCA-VISION INC                 COM PAR $.001    501803308     4770  1000000 SH       SOLE                  1000000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    25075  8500000 SH       SOLE                  8500000        0        0
LIVE NATION INC                COM              538034109     8993   850000 SH       SOLE                   850000        0        0
MCCORMICK & SCHMICKS SEAFD R   COM              579793100     6251   648451 SH       SOLE                   648451        0        0
MELCO PBL ENTMNT LTD           ADR              585464100    14446  1550000 SH       SOLE                  1550000        0        0
NASDAQ OMX GROUP INC           COM              631103108    20757   781800 SH       SOLE                   781800        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     7235   650000 SH       SOLE                   650000        0        0
ON ASSIGNMENT INC              COM              682159108      462    57665 SH       SOLE                    57665        0        0
PROGRESSIVE GAMING INTL CORP   COM              74332S102     5188  4150000 SH       SOLE                  4150000        0        0
RUTHS HOSPITALITY GROUP INC    COM              783332109    11759  2270000 SH       SOLE                  2270000        0        0
SCOTTS MIRACLE GRO CO          CL A             810186106     4832   275000 SH       SOLE                   275000        0        0
TELETECH HOLDINGS INC          COM              879939106    12974   650000 SH       SOLE                   650000        0        0
TLC VISION CORP                COM              872549100     3300  3300000 SH       SOLE                  3300000        0        0
VERIFONE HLDGS INC             COM              92342Y109     8365   700000 SH       SOLE                   700000        0        0
VIASAT INC                     COM              92552V100    15178   751000 SH       SOLE                   751000        0        0
WORLD FUEL SVCS CORP           COM              981475106     9873   450000 SH       SOLE                   450000        0        0
WYNN RESORTS LTD               COM              983134107     8949   110000 SH       SOLE                   110000        0        0
YAHOO INC                      COM              984332106     6198   300000 SH       SOLE                   300000        0        0